INTERESTS IN ASSOCIATES AND OTHER INVESTMENTS - Summary of Aggregate Financial Performance of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of principal associates and joint ventures [line items]
Earnings from associates (note 4)	£ 37	£ 34	£ 25
Share of other comprehensive loss of associates	0	0	(1)
Associates and Joint Ventures
Disclosure of principal associates and joint ventures [line items]
Earnings from associates (note 4)	39	36	70
Share of other comprehensive loss of associates	0	0	(1)
Share of total comprehensive earnings of associates	£ 39	£ 36	£ 69